Deferred cost	12 Months Ended
Dec. 31, 2018
Deferred Cost
6. Deferred cost

The Company and Postmedia Network Inc. (“Postmedia”) entered into a three year Marketing Collaboration Agreement (the “Postmedia Agreement”) effective January 25, 2016, whereby Postmedia provides Mogo with a minimum value of $50 million of promotional commitments in exchange for entering into a revenue sharing arrangement with Mogo.

During April 2018, Mogo extended the term of the Postmedia Agreement for an additional two years beyond the end of the original agreement. The extended agreement is effective until December 31, 2020 and provides Mogo a similar minimum annual media value from Postmedia to the original agreement. Under the extended agreement, Postmedia receives a fixed quarterly payment equivalent to the Q4 2017 revenue share payment, instead of receiving a percentage of Mogo’s revenue. In connection with the amendment of the Postmedia Agreement, the vesting and term of the Performance Warrants previously granted to Postmedia were also adjusted. See Note 18(d) for further information. In 2016, Mogo paid Postmedia a one-time program setup fee of $1,171 plus tax, which is being amortized over the life of the Postmedia Agreement, until December 31, 2020. The remaining balance as at December 31, 2018 is $273 (December 31, 2017 - $410).